Short term investments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Gain from short term investments	$ 165,713
Short term investments	$ 7,091,939	$ 0	$ 0